Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 331	SFr 643
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 331	SFr 643